UNITED STATES
                                    SECURITIES AND EXCHANGE COMMISSION
                                         Washington, D.C. 20549

                                                Form 13F/A

                                     Form 13F CONFIDENTIAL COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON OR ABOUT MAY 14, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON OR ABOUT NOVEMBER 14, 2007.


Report for the Calendar Year or Quarter Ended:       MARCH 31, 2007

Check here if Amendment    [x];     Amendment Number:3
This Amendment (Check only one.)          [        ] is a restatement
                                          [    x   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Lehman Brothers Holdings Inc.
Address:          745 Seventh Avenue
                  New York, New York 10019

Form 13F File Number:      28-3182

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             James J. Killerlane III
Title:            Vice President
Phone:            212 526-1695

Signature, Place and Date of Signing:

/s/ James J. Killerlane III
New York, NY
November 6, 2007

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[    ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                                          FORM 13F SUMMARY PAGE



Report Summary:

         Number of Other Included Managers:          1

         Form 13F Information Table Entry Total:     14

         Form 13F Information Table Value Total      675,504
                                                   (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.            Form 13F File Number            Name
         1              28-1159                         Lehman Brothers Inc.

         Please note that confidential information has been omitted from this report and filed separately with the Securities and Exchange Commission.

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NAME OF ISSUER                   TITLE OF    CUSIP       VALUE     SHRS OR  SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
                                 CLASS                   (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MGRS    SOLE   SHARED    NONE
CASCADE NATURAL GAS CORP        COMMON      147339105     3952     150000   SH          DEFINED     1      150000     0       0
CLAIRES STORES INC (FLA)        COMMON      179584107     44277    1378500  SH          DEFINED     1      1378500    0       0
DOLLAR GENERAL CORP             COMMON      256669102     108759   5142300  SH          DEFINED     1      5142300    0       0
EGL INC                         COMMON      268484102     19815    500000   SH          DEFINED     1      500000     0       0
FIRST REPUBLIC BANK             COMMON      336158100     32220    600000   SH          DEFINED     1      600000     0       0
FLORIDA ROCK INDUSTRIES INC     COMMON      341140101     67290    1000000  SH          DEFINED     1      1000000    0       0
INVESTORS FINANCIAL SERVICES    COMMON      461915100     75595    1300000  SH          DEFINED     1      1300000    0       0
KEYSPAN CORP                    COMMON      49337W100     36022    875400   SH          DEFINED     1      875400     0       0
LAIDLAW INTERNATIONAL INC       COMMON      50730R102     38060    1100000  SH          DEFINED     1      1100000    0       0
PHH CORP                        COMMON      693320202     7640     250000   SH          DEFINED     1      250000     0       0
PATHMARK STORES INC             COMMON      70322A101     5760     450000   SH          DEFINED     1      450000     0       0
SKY FINANCIAL GROUP INC         COMMON      83080P103     75208    2800000  SH          DEFINED     1      2800000    0       0
STATION CASINOS INC             COMMON      857689103     65885    761069   SH          DEFINED     1      761069     0       0
TRIAD HOSPITAL INC              COMMON      89579K109     95021    1818600  SH          DEFINED     1      1818600    0       0

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